UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and Address of issuer:

         AllianceBerstein All-Asia Investment Fund, Inc.

2.       The name of each series or class of
         securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                 [X]

3.       Investment Company Act File Number:

         811-8776

         Securities Act File Number:

         33-84270

4(a).    Last day of fiscal year for which this Form is filed:

         October 31, 2003

4(b).    Check box if this Form is being filed late
         (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
         Instruction A.2)
                                                                 [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    Check box if this is the last time the
         issuer will be filing this Form.
                                                                 [ ]


5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):     $140,122,775
                                                                  -----------


         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:            $143,211,515
                                                                  -----------


         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the Commission:
                                                                  $32,759,539
                                                                   ----------


         (iv)     Total available redemption credits [add Items
                  5(ii) and 5(iii)]:                             $175,971,054
                                                                  -----------


         (v)      Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:                                         =$-0-
                                                                  -----------


         (vi)     Redemption credits available for use in
                  future years - if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:                                        ($35,848,279)
                                                                  -----------


         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                         x.0000809
                                                                  -----------


         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee is due):  =$-0-
                                                                  ===========


6.       Prepaid Shares

         If the response to item 5(i) was determined by
         deducting an amount of securities that were
         registered under the Securities Act of 1933 pursuant
         to rule 24e-2 as in effect before October 11, 1997,
         then report the amount of securities (number of
         shares or other units) deducted here: -0- . If there
         is a number of shares or other units that were
         registered pursuant to rule 24e-2 remaining unsold at
         the end of the fiscal year for which this form is
         filed that are available for use by the issuer in
         future fiscal years, then state that number here:
                                                                 -0-
                                                                  -----------


7.       Interest due - if this Form is being filed more
         than 90 days after the end of the issuer's fiscal
         year (see Instruction D):                               +$N/A
                                                                  -----------


8.       Total of the amount of the registration fee due
         plus any interest due [line 5(viii) plus line 7]:       =$-0-
                                                                  ===========


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         January 20, 2004.

         Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Christina A. Morse
                               -------------------------
                                   Christina A. Morse
                                   Assistant Secretary

Date:  January 20, 2004

*Please print the name and title of the signing officer below the signature.


00250.0203 #456563